Basis Of Presentation And Accounting Policies	6 Months Ended
Feb. 28, 2019
Basis of Presentation and Accounting Policies
Basis Of Presentation And Accounting Policies

2 BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Statement of compliance

These condensed interim consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and in compliance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The condensed interim consolidated financial statements of the Company for the three months ended February 28, 2019 were authorized for issue by the Audit Committee on April X, 2019.

  Basis of presentation

These condensed interim consolidated financial statements have been prepared primarily under the historical cost convention except as detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2018 and are expressed in millions of Canadian dollars unless otherwise indicated. The condensed interim consolidated statements of income are presented using the nature classification for expenses.

Certain comparative figures have been reclassified to conform to the current period’s presentation.

The notes presented in these condensed interim consolidated financial statements include only significant events and transactions occurring since the Company’s last fiscal year end and are not fully inclusive of all matters required to be disclosed by IFRS in the Company’s annual consolidated financial statements. As a result, these condensed interim consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended August 31, 2018.

The condensed interim consolidated financial statements follow the same accounting policies and methods of application as the most recent annual consolidated financial statements except as noted below.

b) New accounting standards

We adopted the following new accounting standards effective September 1, 2018.

• IFRS 15 Revenue from Contracts with Customers, was issued in May 2014 and replaces IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers and SIC-31 Revenue—Barter Transactions Involving Advertising Services. The new standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration expected to be received in exchange for those goods or services. The principles are to be applied in the following five steps:

(1) identify the contract(s) with a customer;

(2) identify the performance obligations in the contract;

(3) determine the transaction price;

(4) allocate the transaction price to the performance obligations in the contract; and,

(5) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 also provides guidance relating to the treatment of contract acquisition and contract fulfillment costs.

The application of IFRS 15 impacted the Company’s reported results, including the classification and timing of revenue recognition and the treatment of costs incurred to obtain contracts with customers.

The application of this standard most significantly affected our Wireless arrangements that bundle equipment and service together, specifically with regards to the timing of recognition and classification of revenue. The timing of recognition and classification of revenue was affected because at contract inception, IFRS 15 requires the estimation of total consideration to be received over the contract term, and the allocation of that consideration to performance obligations in the contract, typically based on the relative stand-alone selling price of each obligation. This resulted in a decrease to equipment revenue recognized at contract inception, as the discount previously recognized over 24 months is now recognized at contract inception, and a decrease to service revenue recognized over the course of the contract, as a portion of the discount previously allocated solely to equipment revenue is allocated to service revenue. The measurement of total revenue recognized over the life of a contract was unaffected by the new standard.

IFRS 15 also requires that incremental costs to obtain a contract with a customer (for example, commissions) be capitalized and amortized into operating expenses over the life of a contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates. The Company previously expensed such costs as incurred.

The Company’s financial position was also impacted by the adoption of IFRS 15, with new contract asset and contract liability categories recognized to reflect differences between the timing of revenue recognition and the actual billing of those goods and services to customers.

For purposes of applying the new standard on an ongoing basis, we must make judgments in respect of the new standard. We must make judgments in determining whether a promise to deliver goods or services is considered distinct, how to determine the transaction prices and how to allocate those amounts amongst the associated performance obligations. We must also exercise judgment as to whether sales-based compensation amounts are costs incurred to obtain contracts with customers that should be capitalized and subsequently amortized on a systematic basis over time.

We have made a policy choice to adopt IFRS 15 with full retrospective application, subject to certain practical expedients. As a result, all comparative information in these financial statements has been prepared as if IFRS 15 had been in effect since September 1, 2017. The accounting policies set out in note 2 have been applied in preparing the interim consolidated financial statements as at and for the three and six months ended February 28, 2019, the comparative information presented for the three and six months ended February 28, 2018, and for the consolidated statements of financial position as at September 1, 2017 and August 31, 2018.

Upon adoption of, and transition to, IFRS 15, we elected to utilize the following practical expedients:

• Completed contracts that begin and end within the same annual reporting period and those completed before September 1, 2017 are not restated;

• Contracts modified prior to September 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations; and

• Not disclose, on an annual basis, the unsatisfied portions of performance obligations related to contracts with a duration of one year or less or where the revenue we recognize is equal to the amount invoiced to the customer.

Impacts of IFRS 15, Revenue from Contracts with Customers

The effect of transition to IFRS 15 on impacted line items on our condensed Consolidated Statements of Income as disclosed in note 2(f) - “Transition adjustments” for the three and six months ended February 28, 2018, are as follows:

		Three months ended February 28,2018			Six months ended February 28, 2018
		As	Effect of	Subsequent to	As	Effect of	Subsequent to
(millions of Canadian dollars)		reported	transition	transition	reported	transition	transition
Revenue	i.	1,355	(26)	1,329	2,604	(30)	2,574
Operating, general and administrative expenses	ii.	(854)	8	(846)	(1,622)	11	(1,611)
Other revenue (expense)		(2)	3	1	2	3	5
Income tax expense (recovery)		(53)	(6)	(59)	24	(7)	17
Net income from continuing operations		(164)	(9)	(173)	(50)	(9)	(59)

i) Allocation of transaction price

Revenue recognized at point of sale requires the estimation of total consideration over the contract term and allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, equipment revenue recognized at contract inception, as well as service revenue recognized over the course of the contract is lower than previously recognized as noted above.

ii) Deferred commission costs

Costs incurred to obtain or fulfill a contract with a customer were previously expensed as incurred. Under IFRS 15, these costs are capitalized and subsequently amortized as an expense over the life of the customer on a rational, systematic basis consistent with the pattern of the transfer of goods and services to which the asset relates. As a result, commission costs are reduced in the period, with an offsetting increase in amortization of capitalized costs over the average life of a customer.

The effect of transition to IFRS 15 on our disaggregated revenues for the three and six months ended February 28, 2018, are as follows:

	Three months ended February 28,2018			Six months ended February 28, 2018
	As	Effect of	Subsequent to	As	Effect of	Subsequent to
(millions of Canadian dollars)	reported	transition	transition	reported	transition	transition
Services
Wireline - Consumer	926	-	926	1,861	-	1,861
Wireline - Business	140	-	140	280	-	280
Wireless	142	(8)	134	273	(12)	261
	1,208	(8)	1,200	2,414	(12)	2,402
Equipment and other
Wireless	148	(18)	130	192	(18)	174
	148	(18)	130	192	(18)	174
Intersegment eliminations	(1)	-	(1)	(2)	-	(2)
Total revenue	1,355	(26)	1,329	2,604	(30)	2,574

The effect of transition to IFRS 15 on impacted line items on our condensed Consolidated Statements of Financial Position as disclosed in note 2(f) - “Transition adjustments” as at September 1, 2017 and August 31, 2018 are as follows:

		As at September 1, 2017			As at August 31, 2018
		As	Effect	Subsequent to	As	Effect	Subsequent to
(millions of Canadian dollars)		reported	of transition	transition	reported	of transition	transition

Current portion of contract assets	i.	-	15	15	-	59	59
Other current assets	ii.	155	24	179	286	(13)	273
Contract assets	i.	-	44	44	-	76	76
Other long-term assets	ii.	255	(39)	216	300	(102)	198
Accounts payable and accrued liabilities	i.	913	(4)	909	971	(1)	970
Unearned revenue	i.	211	(211)	-	221	(221)	-
Current portion of contract liabilities	i.	-	214	214	-	226	226
Deferred credits	i.	490	(21)	469	460	(18)	442
Deferred income tax liabilities	ii.	1,858	5	1,863	1,894	(6)	1,888
Contract liabilities	i.	-	21	21	-	18	18
Shareholders' equity		6,154	40	6,194	5,957	22	5,979

i) Contract assets and liabilities

Contract assets and liabilities are the result of the difference in timing related to revenue recognized at the beginning of a contract and cash collected. Contract assets arise primarily as a result of the difference between revenue recognized on the sale of wireless device at the onset of a term contract and the cash collected at the point of sale.

Contract liabilities are the result of receiving payment related to a customer contract before providing the related goods or services. We will account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.

ii) Deferred commission cost asset

Under IFRS 15, we will defer commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them over the pattern of the transfer of goods and services to the customer, which is typically evenly over 24 to 36 months.

Refer to note 2(f) “Transition adjustments” for the impact of application of IFRS 15 on our previously reported consolidated statements of cash flows.

• IFRS 9 Financial Instruments was revised and issued in July 2014 and replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes updated guidance on the classification and measurement of financial instruments, new guidance on measuring impairment on financial assets, and new hedge accounting guidance. We have applied IFRS 9, and the related consequential amendments to other IFRSs, on a retrospective basis except for the changes to hedge accounting as described below which were applied on a prospective basis. The adoption of IFRS 9 did not have a significant impact on our financial performance or the carrying amounts of our financial instruments as set out in note 2(f) below.

IFRS 9 replaces the classification and measurement models in IAS 39 with a single model under which financial assets are classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL) and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. Investments and equity instruments are required to be measured by default at FVTPL unless an irrevocable option for each equity instrument is taken to measure at FVOCI. The classification and measurement of financial assets is based on the business model that the asset is managed and its contractual cash flow characteristics. The adoption of IFRS 9 did not change the measurement bases of our financial assets

o Cash and derivative instruments classified as held-for-trading and measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9 with an updated classification of FVTPL

o Investments in equity securities not quoted in an active market and where fair value cannot be reliably measured that were classified as available-for-sale and recorded at cost less impairment under IAS 39 are now required to be classified and measured at FVTPL under IFRS 9. There has been no change to the measurement of these assets on transition

o Trade and other receivables classified as loans and receivables and measured at amortized cost under IAS 39 continue to be measured as such under IFRS 9 with an updated classification of amortized cost

For financial liabilities, IFRS 9 retains most of the IAS 39 requirements. We did not choose the option of designating any financial liabilities at FVTPL as such, the adoption of IFRS 9 did not impact our accounting policies for financial liabilities as all liabilities continue to be measured at amortized cost.

The impairment of financial assets under IFRS 9 is based on an expected credit loss (ECL) model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost, including contract assets under IFRS 15, and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in operating, general and administrative expenses in the Consolidated Statement of Income. This change did not have a significant impact to our receivables.

IFRS 9 does not fundamentally change the types of hedging relationships or the requirements to measure and recognize ineffectiveness; however, it requires us to ensure that the hedge accounting relationships are aligned with our risk management objective and strategy and to apply a more qualitative and forward-looking approach to assess hedge effectiveness. It also requires that amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period to be reclassified from accumulated other comprehensive income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, when an anticipated transaction was subsequently recorded as a non-financial asset, the amounts were reclassified from other comprehensive income (loss).

In accordance with IFRS 9’s transition provisions for hedge accounting, the Company has applied the IFRS 9 hedge accounting requirements prospectively from the date of initial application without restatement of prior period comparatives. The Company’s qualifying hedging relationships in place as at August 31, 2018 also qualified for hedge accounting in accordance with IFRS 9 and were therefore regarded as continuing hedging relationships. As the critical terms of the hedging instruments match those of their corresponding hedged items, all hedging relationships continue to be effective under IFRS 9’s effectiveness assessment requirements. The Company has not designated any hedging relationships under IFRS 9 that would not have met the qualifying hedge accounting criteria under IAS 39.

c) Standards and amendments to standards issued but not yet effective

The Company has not yet adopted certain standards and amendments that have been issued but are not yet effective. The following pronouncement is being assessed to determine their impact on the Company’s results and financial position.

• IFRS 16 Leases was issued on January 2016 and replaces IAS 17 Leases. The new standard requires entities to recognize lease assets and lease obligations on the balance sheet. For lessees, IFRS 16 removes the classification of leases as either operating leases or finance leases, effectively treating all leases as finance leases. Certain short-term leases (less than 12 months) and leases of low-value are exempt from the requirements and may continue to be treated as operating leases. Lessors will continue with a dual lease classification model. Classification will determine how and when a lessor will recognize lease revenue, and what assets would be recorded.

As the Company has significant contractual obligations currently being recognized as operating leases, we anticipate that the application of IFRS 16 will result in a material increase to both assets and liabilities and material changes to the timing of the recognition of expenses associated with the lease arrangements although at this stage in the Company’s IFRS 16 implementation process, it is not possible to make reasonable quantitative estimates of the effects of the new standard.

This new standard is described in our 2018 consolidated financial statements. We continue to assess the impact of this standard on our consolidated financial statements and we are progressing with the implementation of this standard. As at the date of these interim financial statements, there have been no significant changes to the disclosure related to the implementation of this standard that was included in our 2018 financial statements. We intend to disclose the estimated financial effects of the adoption of IFRS 16 in our 2019 annual audited consolidated financial statements.

d) Discontinued operations

The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs when the disposal of a component or a group of components of the Company represents a strategic shift that will have a major impact on the Company’s operations and financial results, and where the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

The results of discontinued operations are excluded from both continuing operations and business segment information in the condensed interim consolidated financial statements and the notes to the condensed interim consolidated financial statements, unless otherwise noted, and are presented net of tax in the statement of income for the current and comparative periods. Refer to the Company’s consolidated financial statements for the year ended August 31, 2018 for further information regarding the Company’s discontinued operations.

e) Change in accounting policy

Effective September 1, 2018, the Company voluntarily changed its accounting policy related to the treatment of digital cable terminals (“DCTs”) to record them as property, plant and equipment rather than inventory upon acquisition. The Company believes that the change in accounting policy will result in clearer and more relevant financial information as the Company has recently changed its offerings to customers, which has resulted in DCTs being predominantly rented rather than sold to customers. Previously, inventories included DCTs which were held pending rental or sale to the customer at cost or at a subsidized price. When the subscriber equipment was rented, it was transferred to property, plant and equipment and amortized over its useful life and then removed from capital and returned to inventory when returned by a customer. Under the new policy, all DCTs will be classified as property, plant and equipment regardless of whether or not they are currently deployed to a customer as the Company believes that this better reflects the economic substance of its operations. This change in accounting policy has been applied retrospectively. Refer to note 2(f) - “Transition adjustments” below for the impact of this change of accounting policy on previously reported consolidated Statements of Financial Position, consolidated Statements of Income and consolidated Statements of Cash Flows.

f) Transition adjustments

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our condensed consolidated Statements of Income for the three and six months ended February 28, 2018.

	Three months ended February 28, 2018				Six months ended February 28, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
Revenue	1,355	(26)	-	1,329	2,604	(30)	-	2,574
Operating, general and administrative expenses	(854)	8	-	(846)	(1,622)	11	-	(1,611)
Restructuring costs	(417)	-	-	(417)	(417)	-	-	(417)
Amortization:				-				-
Deferred equipment revenue	8	-	-	8	17	-	-	17
Deferred equipment costs	(28)	-	-	(28)	(58)	-	-	(58)
Property, plant and equipment, intangibles and other	(231)	-	(3)	(234)	(466)	-	(7)	(473)
Operating income from continuing operations	(167)	(18)	(3)	(188)	58	(19)	(7)	32
Amortization of financing costs – long-term debt	(1)	-	-	(1)	(2)	-	-	(2)
Interest expense	(63)	-	-	(63)	(124)	-	-	(124)
Equity income of an associate or joint venture	16	-	-	16	46	-	-	46
Other gains	(2)	3	-	1	2	3	-	5
Income from continuing operations before income taxes	(217)	(15)	(3)	(235)	(20)	(16)	(7)	(43)
Current income tax expense	42	-	-	42	78	-	-	78
Deferred income tax expense	(95)	(6)	(1)	(102)	(54)	(7)	(2)	(63)
Net income from continuing operations	(164)	(9)	(2)	(175)	(44)	(9)	(5)	(58)
Loss from discontinued operations, net of tax	-	-	-	-	(6)	-	-	(6)
Net income	(164)	(9)	(2)	(175)	(50)	(9)	(5)	(64)
Net income from continuing operations attributable to:
Equity shareholders	(164)	(9)	(2)	(175)	(44)	(9)	(5)	(58)
Loss from discontinued operations attributable to:
Equity shareholders	-	-	-	-	(6)	-	-	(6)
Basic earnings (loss) per share
Continuing operations	(0.33)	-	-	(0.35)	(0.10)	-	-	(0.12)
Discontinued operations	-	-	-	-	(0.01)	-	-	(0.01)
	(0.33)	-	-	(0.35)	(0.11)	-	-	(0.13)
Diluted earnings (loss) per share
Continuing operations	(0.33)	-	-	(0.35)	(0.10)	-	-	(0.12)
Discontinued operations	-	-	-	-	(0.01)	-	-	(0.01)
	(0.33)	-	-	(0.35)	(0.11)	-	-	(0.13)

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our condensed consolidated Statement of Financial Position as at September 1, 2017 and August 31, 2018.

	As at September 1, 2017				As at August 31, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
ASSETS
Current
Cash	507	-	-	507	384	-	-	384
Accounts receivable	286	-	-	286	255	-	(2)	253
Inventories	109	-	(50)	59	101	-	(40)	61
Other current assets	155	24	-	179	286	(13)	-	273
Current portion of contract assets	-	15	-	15	-	59	-	59
Assets held for sale	61	-	-	61	-	-	-	-
	1,118	39	(50)	1,107	1,026	46	(42)	1,030
Investments and other assets	937	-	-	937	660	-	-	660
Property, plant and equipment	4,344	-	50	4,394	4,672	-	30	4,702
Other long-term assets	255	(39)	-	216	300	(102)	(1)	197
Deferred income tax assets	4	-	-	4	4	-	-	4
Intangibles	7,435	-	-	7,435	7,482	-	-	7,482
Goodwill	280	-	-	280	280	-	-	280
Contract assets	-	44	-	44	-	76	-	76
	14,373	44	-	14,417	14,424	20	(13)	14,431
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	-	-	-	-	40	-	-	40
Accounts payable and accrued liabilities	913	(4)	-	909	971	(1)	-	970
Provisions	76	-	-	76	245	-	-	245
Income taxes payable	151	-	-	151	133	-	-	133
Unearned revenue	211	(211)	-	-	221	(221)	-	-
Current portion of contract liabilities	-	214	-	214	-	226	-	226
Current portion of long-term debt	2	-	-	2	1	-	-	1
Liabilities held for sale	39	-	-	39	-	-	-	-
	1,392	(1)	-	1,391	1,611	4	-	1,615
Long-term debt	4,298	-	-	4,298	4,310	-	-	4,310
Other long-term liabilities	114	-	-	114	13	-	-	13
Provisions	67	-	-	67	179	-	-	179
Deferred credits	490	(21)	-	469	460	(18)	-	442
Contract liabilities	-	21	-	21	-	18	-	18
Deferred income tax liabilities	1,858	5	-	1,863	1,894	(6)	(4)	1,884
	8,219	4	-	8,223	8,467	(2)	(4)	8,461
Shareholders' equity
Common and preferred shareholders	6,153	40	-	6,193	5,956	22	(9)	5,969
Non-controlling interests in subsidiaries	1	-	-	1	1	-	-	1
	6,154	40	-	6,194	5,957	22	(9)	5,970
	14,373	44	-	14,417	14,424	20	(13)	14,431

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our condensed consolidated Statement of Cash Flows for the three and six months ended February 28, 2018.

	Three months ended February 28, 2018				Six months ended February 28, 2018
			Change in	Subsequent			Change in	Subsequent
	As	IFRS 15	accounting	to	As	IFRS 15	accounting	to
(millions of Canadian dollars)	reported	transition	policy	transition	reported	transition	policy	transition
OPERATING ACTIVITIES
Funds flow from continuing operations	(26)	(23)	-	(49)	358	(40)	-	318
Net change in non-cash balances related to continuing operations	229	23	1	253	212	40	2	254
Operating activities of discontinued operations	-	-	-	-	(2)	-	-	(2)
	203	-	1	204	568	-	2	570
INVESTING ACTIVITIES
Additions to property, plant and equipment	(270)	-	7	(263)	(602)	-	20	(582)
Additions to equipment costs (net)	(10)	-	-	(10)	(26)	-	-	(26)
Additions to other intangibles	(21)	-	-	(21)	(56)	-	-	(56)
Net additions (reductions) to inventories	(9)	-	(8)	(17)	(24)	-	(22)	(46)
Proceeds on sale of discontinued operations, net of cash sold	-	-	-	-	18	-	-	18
Net additions to investments and other assets	19	-	-	19	42	-	-	42
Proceeds on disposal of property, plant and equipment	1	-	-	1	8	-	-	8
	(290)	-	(1)	(291)	(640)	-	(2)	(642)
FINANCING ACTIVITIES
Increase in long-term debt	10	-	-	10	10			10
Issue of Class B Non-Voting Shares	6	-	-	6	27	-	-	27
Dividends paid on Class A Shares and Class B Non-Voting Shares	(94)	-	-	(94)	(190)	-	-	(190)
Dividends paid on Preferred Shares	(2)	-	-	(2)	(4)	-	-	(4)
	(80)	-	-	(80)	(157)	-	-	(157)
Increase (decrease) in cash	(167)	-	-	(167)	(229)	-	-	(229)
Cash, beginning of the period	445	-	-	445	507	-	-	507
Cash of continuing operations, end of the period	278	-	-	278	278	-	-	278